Lease	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease
Note 11. Lease
The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 9.5 years
The components of operating lease costs were as follows:

	Year ended December 31,
	2024	2023
Operating lease cost	$5,610	$4,934
Short-term lease cost	340	347
Variable lease cost	339	269
Total net lease costs	$6,289	$5,550

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2024	2023
Operating lease ROU assets	$10,604	$14,260
Operating lease liabilities, current	$4,125	$4,972
Operating lease liabilities, long-term	$6,844	$9,157
Weighted average remaining lease term (in years)	5.11	4.59
Weighted average discount rate	3.01%	2.48%
Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2024, are as follows:

Fiscal Years Ending December 31,	Operating Leases
2025	$4,168
2026	2,205
2027	1,396
2028	999
2029 and thereafter	3,419

Total undiscounted lease payments	12,187
Less: imputed interest	(1,218)

Present value of lease liabilities	$10,969